Note 9 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Net operating loss carryforwards	$ 10,716	$ 6,814
Deferred Revenue	5,315	4,886
Compensation and benefits	4,384	1,792
Foreign tax credits	720	720
Fair Value of Earn-out Liability	181	0
Other	1,047	1,066
Total deferred tax assets	22,363	15,278
Property and equipment	132	140
Amortization	214	(0)
Commissions	7,918	5,285
Prepaid Subscription	(822)	(580)
Unbilled Receivable	(2,183)	(1,632)
Total deferred tax liability	(11,269)	(7,637)
Total Net Deferred Tax Assets	11,094	7,641
Valuation allowance	(8,356)	(5,530)
Net deferred tax asset	$ 2,738	$ 2,111